Income Taxes - Disclosure of Detailed Information About Components of Income Tax Expense (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
(Loss) income before income taxes	$ (98,407)	$ 535,035
Combined Canadian federal and provincial income tax rate	27.00%	27.00%
Expected income tax (recovery) expense	$ (26,570)	$ 144,459
Non-taxable income and non-deductible expenses	5,640	(52,405)
Impact of tax rate differences between jurisdictions	5,213	(31,941)
Tax effect of temporary differences for which no tax benefit has been recognized	33,505	(39,843)
Change in estimates of prior year	2,750	(2,981)
Change in fair value of derivative liabilities	8,392	(11,312)
Impact of US percentage depletion	0	(10,114)
Impact of Mexican inflation	(7,772)	(3,024)
Foreign exchange and other	(13,538)	(12,693)
Total income tax expense (recovery)	7,620	(19,854)
Current tax expense	23,515	25,163
Deferred tax recovery	$ (15,895)	$ (45,017)